Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following:

(in USD)	December 31, 2024	December 31, 2025
Software license	—	311,101
Subtotal	—	311,101
Less: Accumulated amortization	—	(51,851)
Intangible assets, net	—	259,250